Document and Entity Information	Mar. 17, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 17, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 17, 2020
Document Effective Date	Mar. 17, 2020
Prospectus Date	Feb. 28, 2020
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES
Prospectus:
Trading Symbol	JDST
DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES
Prospectus:
Trading Symbol	JNUG
Direxion Daily 20+ Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TMV
Direxion Daily 20+ Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TMF
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TYO
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TYD
Direxion Daily Aerospace & Defense Bull 3X Shares | Direxion Daily Aerospace & Defense Bull 3X Shares
Prospectus:
Trading Symbol	DFEN
Direxion Daily Communication Services Index Bear 3X Shares | Direxion Daily Communication Services Index Bear 3X Shares
Prospectus:
Trading Symbol	MUTE
Direxion Daily Communication Services Index Bull 3X Shares | Direxion Daily Communication Services Index Bull 3X Shares
Prospectus:
Trading Symbol	TAWK
Direxion Daily Consumer Discretionary Bear 3X Shares | Direxion Daily Consumer Discretionary Bear 3X Shares
Prospectus:
Trading Symbol	PASS
Direxion Daily Consumer Discretionary Bull 3X Shares | Direxion Daily Consumer Discretionary Bull 3X Shares
Prospectus:
Trading Symbol	WANT
Direxion Daily Consumer Staples Bear 3X Shares | Direxion Daily Consumer Staples Bear 3X Shares
Prospectus:
Trading Symbol	LACK
Direxion Daily Consumer Staples Bull 3X Shares | Direxion Daily Consumer Staples Bull 3X Shares
Prospectus:
Trading Symbol	NEED
Direxion Daily Dow Jones Internet Bear 3X Shares | Direxion Daily Dow Jones Internet Bear 3X Shares
Prospectus:
Trading Symbol	WEBS
Direxion Daily Dow Jones Internet Bull 3X Shares | Direxion Daily Dow Jones Internet Bull 3X Shares
Prospectus:
Trading Symbol	WEBL
Direxion Daily Energy Bear 3X Shares | Direxion Daily Energy Bear 3X Shares
Prospectus:
Trading Symbol	ERY
Direxion Daily Energy Bull 3X Shares | Direxion Daily Energy Bull 3X Shares
Prospectus:
Trading Symbol	ERX
Direxion Daily FTSE China Bear 3X Shares | Direxion Daily FTSE China Bear 3X Shares
Prospectus:
Trading Symbol	YANG
Direxion Daily FTSE China Bull 3X Shares | Direxion Daily FTSE China Bull 3X Shares
Prospectus:
Trading Symbol	YINN
Direxion Daily FTSE Europe Bull 3X Shares | Direxion Daily FTSE Europe Bull 3X Shares
Prospectus:
Trading Symbol	EURL
Direxion Daily Financial Bear 3X Shares | Direxion Daily Financial Bear 3X Shares
Prospectus:
Trading Symbol	FAZ
Direxion Daily Financial Bull 3X Shares | Direxion Daily Financial Bull 3X Shares
Prospectus:
Trading Symbol	FAS
Direxion Daily Gold Miners Index Bear 3X Shares | Direxion Daily Gold Miners Index Bear 3X Shares
Prospectus:
Trading Symbol	DUST
Direxion Daily Gold Miners Index Bull 3X Shares | Direxion Daily Gold Miners Index Bull 3X Shares
Prospectus:
Trading Symbol	NUGT
Direxion Daily Healthcare Bull 3X Shares | Direxion Daily Healthcare Bull 3X Shares
Prospectus:
Trading Symbol	CURE
Direxion Daily Homebuilders & Supplies Bear 3X Shares | Direxion Daily Homebuilders & Supplies Bear 3X Shares
Prospectus:
Trading Symbol	CLAW
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Direxion Daily Homebuilders & Supplies Bull 3X Shares
Prospectus:
Trading Symbol	NAIL
Direxion Daily Industrials Bull 3X Shares | Direxion Daily Industrials Bull 3X Shares
Prospectus:
Trading Symbol	DUSL
Direxion Daily Latin America Bull 3X Shares | Direxion Daily Latin America Bull 3X Shares
Prospectus:
Trading Symbol	LBJ
Direxion Daily MSCI Brazil Bull 3X Shares | Direxion Daily MSCI Brazil Bull 3X Shares
Prospectus:
Trading Symbol	BRZU
Direxion Daily MSCI Developed Markets Bear 3X Shares | Direxion Daily MSCI Developed Markets Bear 3X Shares
Prospectus:
Trading Symbol	DPK
Direxion Daily MSCI Developed Markets Bull 3X Shares | Direxion Daily MSCI Developed Markets Bull 3X Shares
Prospectus:
Trading Symbol	DZK
Direxion Daily MSCI Emerging Markets Bear 3X Shares | Direxion Daily MSCI Emerging Markets Bear 3X Shares
Prospectus:
Trading Symbol	EDZ
Direxion Daily MSCI Emerging Markets Bull 3X Shares | Direxion Daily MSCI Emerging Markets Bull 3X Shares
Prospectus:
Trading Symbol	EDC
Direxion Daily MSCI India Bull 3X Shares | Direxion Daily MSCI India Bull 3X Shares
Prospectus:
Trading Symbol	INDL
Direxion Daily MSCI Japan Bull 3X Shares | Direxion Daily MSCI Japan Bull 3X Shares
Prospectus:
Trading Symbol	JPNL
Direxion Daily MSCI Mexico Bull 3X Shares | Direxion Daily MSCI Mexico Bull 3X Shares
Prospectus:
Trading Symbol	MEXX
Direxion Daily MSCI Real Estate Bear 3X Shares | Direxion Daily MSCI Real Estate Bear 3X Shares
Prospectus:
Trading Symbol	DRV
Direxion Daily MSCI Real Estate Bull 3X Shares | Direxion Daily MSCI Real Estate Bull 3X Shares
Prospectus:
Trading Symbol	DRN
Direxion Daily MSCI South Korea Bull 3X Shares | Direxion Daily MSCI South Korea Bull 3X Shares
Prospectus:
Trading Symbol	KORU
Direxion Daily Mid Cap Bear 3X Shares | Direxion Daily Mid Cap Bear 3X Shares
Prospectus:
Trading Symbol	MIDZ
Direxion Daily Mid Cap Bull 3X Shares | Direxion Daily Mid Cap Bull 3X Shares
Prospectus:
Trading Symbol	MIDU
Direxion Daily Natural Gas Related Bear 3X Shares | Direxion Daily Natural Gas Related Bear 3X Shares
Prospectus:
Trading Symbol	GASX
Direxion Daily Natural Gas Related Bull 3X Shares | Direxion Daily Natural Gas Related Bull 3X Shares
Prospectus:
Trading Symbol	GASL
Direxion Daily Pharmaceutical & Medical Bull 3X Shares | Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Prospectus:
Trading Symbol	PILL
Direxion Daily Regional Banks Bear 3X Shares | Direxion Daily Regional Banks Bear 3X Shares
Prospectus:
Trading Symbol	WDRW
Direxion Daily Regional Banks Bull 3X Shares | Direxion Daily Regional Banks Bull 3X Shares
Prospectus:
Trading Symbol	DPST
Direxion Daily Retail Bear 3X Shares | Direxion Daily Retail Bear 3X Shares
Prospectus:
Trading Symbol	RETS
Direxion Daily Retail Bull 3X Shares | Direxion Daily Retail Bull 3X Shares
Prospectus:
Trading Symbol	RETL
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares | Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Prospectus:
Trading Symbol	UBOT
Direxion Daily Russia Bear 3X Shares | Direxion Daily Russia Bear 3X Shares
Prospectus:
Trading Symbol	RUSS
Direxion Daily Russia Bull 3X Shares | Direxion Daily Russia Bull 3X Shares
Prospectus:
Trading Symbol	RUSL
Direxion Daily S&P 500(R) Bear 3X Shares | Direxion Daily S&P 500(R) Bear 3X Shares
Prospectus:
Trading Symbol	SPXS
Direxion Daily S&P 500(R) Bull 3X Shares | Direxion Daily S&P 500(R) Bull 3X Shares
Prospectus:
Trading Symbol	SPXL
Direxion Daily S&P 500(R) High Beta Bear 3X Shares | Direxion Daily S&P 500(R) High Beta Bear 3X Shares
Prospectus:
Trading Symbol	HIBS
Direxion Daily S&P 500(R) High Beta Bull 3X Shares | Direxion Daily S&P 500(R) High Beta Bull 3X Shares
Prospectus:
Trading Symbol	HIBL
Direxion Daily S&P Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Prospectus:
Trading Symbol	LABD
Direxion Daily S&P Biotech Bull 3X Shares | Direxion Daily S&P Biotech Bull 3X Shares
Prospectus:
Trading Symbol	LABU
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Prospectus:
Trading Symbol	DRIP
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Prospectus:
Trading Symbol	GUSH
Direxion Daily Semiconductor Bear 3X Shares | Direxion Daily Semiconductor Bear 3X Shares
Prospectus:
Trading Symbol	SOXS
Direxion Daily Semiconductor Bull 3X Shares | Direxion Daily Semiconductor Bull 3X Shares
Prospectus:
Trading Symbol	SOXL
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
Prospectus:
Trading Symbol	TZA
Direxion Daily Small Cap Bull 3X Shares | Direxion Daily Small Cap Bull 3X Shares
Prospectus:
Trading Symbol	TNA
Direxion Daily Technology Bear 3X Shares | Direxion Daily Technology Bear 3X Shares
Prospectus:
Trading Symbol	TECS
Direxion Daily Technology Bull 3X Shares | Direxion Daily Technology Bull 3X Shares
Prospectus:
Trading Symbol	TECL
Direxion Daily Transportation Bull 3X Shares | Direxion Daily Transportation Bull 3X Shares
Prospectus:
Trading Symbol	TPOR
Direxion Daily Utilities Bear 3X Shares | Direxion Daily Utilities Bear 3X Shares
Prospectus:
Trading Symbol	UTLS
Direxion Daily Utilities Bull 3X Shares | Direxion Daily Utilities Bull 3X Shares
Prospectus:
Trading Symbol	UTSL